Borrowings - Schedule of Debt Securitization (Details) $ in Thousands	3 Months Ended
Sep. 30, 2023 USD ($)
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 87
Cash paid for interest expense	9,126
Average outstanding balance	535,035
2023 Debt Securitization
Debt Instrument [Line Items]
Stated interest expense	849
Amortization of debt issuance costs	11
Total interest expense	$ 860
Annualized average stated interest rate	7.80%
Average outstanding balance	$ 42,989
SMBC Credit Facility
Debt Instrument [Line Items]
Stated interest expense	581
Facility fees	41
Amortization of debt issuance costs	76
Total interest expense	$ 698
Annualized average stated interest rate	7.40%
Average outstanding balance	$ 31,041
CLO Vehicle Credit Facility
Debt Instrument [Line Items]
Stated interest expense	8,887
Facility fees	2
Accretion of discounts on notes issued	39
Total interest expense	8,928
Cash paid for interest expense	$ 8,888
Annualized average stated interest rate	8.00%
Average outstanding balance	$ 439,919
Adviser Revolver
Debt Instrument [Line Items]
Stated interest expense	238
Cash paid for interest expense	$ 238
Annualized average stated interest rate	4.50%
Average outstanding balance	$ 21,086